LEASES - Short-term leases and operating lease liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
LEASES
Remaining period of 2024	$ 36,000
2025	146,000	$ 132,000
2026	150,000	146,000
2027	153,000	150,000
2028	155,000	153,000
2029		155,000
Thereafter	53,000
Lessee, Operating Lease, Liability, to be Paid, after Year Five		53,000
Total undiscounted lease payments	693,000	789,000
Less: Imputed interest	(180,000)	(236,000)
Present value of lease liabilities	$ 513,000	$ 553,000